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                              BISHOP STREET FUNDS
                      BISHOP STREET STRATEGIC GROWTH FUND

                  Supplement dated July 1, 2002 to Prospectus and Statement of Additional Information (SAI) dated July 1, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SAI, AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.

The Bishop Street Strategic Growth Fund has not yet commenced the continuous offering of the Class A Shares of the Fund. Please contact either the Fund at 1-800-262-9565 or your authorized broker or financial institution for more information on Class A Shares' availability.

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              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                   BSF-SK-001-01